Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 1,533	$ 3,315	$ 7,116
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(53)	(103)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(941)	(861)	867
Total comprehensive income
Total other comprehensive income	(783)	1,311	(4,396)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(714)	2,235	(5,260)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(69)	(924)	864
Total comprehensive income	749	4,625	2,719
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,481	3,290	7,084
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(2,629)	1,747	(869)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	1,340	(912)	319
Foreign currency translation differences on foreign operations reclassified to the income statement	15	58	32
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(12)	(28)	(4)
Income tax relating to foreign currency translations, including the effect of net investment hedges	24	(17)	4
Subtotal foreign currency translation, net of tax	(1,261)	849	(519)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	0	4	(440)
Net realized (gains) / losses reclassified to the income statement from equity	0	1	1
Reclassification of financial assets to Other financial assets measured at amortized cost			449
Income tax relating to net unrealized gains / (losses)	0	0	(3)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	0	5	6
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(1,198)	(36)	(5,758)
Net (gains) / losses reclassified to the income statement from equity	1,907	1,745	(159)
Income tax relating to cash flow hedges	(74)	(309)	1,124
Subtotal cash flow hedges, net of tax	635	1,400	(4,793)
Cost of hedging
Cost of hedging, before tax	(87)	(19)	45
Income tax relating to cost of hedging	0	0	0
Subtotal cost of hedging, net of tax	(87)	(19)	45
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(106)	(103)	40
Income tax relating to defined benefit plans	20	(33)	41
Subtotal defined benefit plans, net of tax	(86)	(136)	81
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	75	(861)	867
Income tax relating to own credit on financial liabilities designated at fair value	(10)	71	(71)
Subtotal own credit on financial liabilities designated at fair value, net of tax	65	(790)	796
Total comprehensive income
Total other comprehensive income	(735)	1,308	(4,383)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(714)	2,235	(5,260)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(21)	(927)	877
Total comprehensive income	747	4,598	2,701
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	51	25	32
Total comprehensive income
Total other comprehensive income	(48)	2	(14)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(48)	2	(14)
Total comprehensive income	$ 3	$ 27	$ 18